Accumulated Other Comprehensive Loss, Net of Tax (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Accumulated Other Comprehensive Income

		Year ended December 31
	Note	2017	2018	2019
Opening balance of foreign currency translation account		$(15.2)	$(14.5)	$(14.4)
Foreign currency translation adjustments		0.7	0.1	(0.2)
Closing balance		(14.5)	(14.4)	(14.6)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges		$(9.5)	$7.8	$(7.7)
Net gain (loss) on currency forward cash flow hedges(i)		27.9	(14.7)	6.7
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)		(10.6)	(0.8)	4.1
Closing balance(iii)		7.8	(7.7)	3.1

Opening balance of unrealized net gain (loss) on interest rate swap cash flow hedges		$—	$—	$(4.4)
Net loss on interest rate swap cash flow hedges		—	(4.8)	(10.2)
Reclassification of net loss on interest rate swap cash flow hedges to operations		—	0.4	2.5
Closing balance(iv)		—	(4.4)	(12.1)

Actuarial gains (losses) on pension and non-pension post-employment benefit plans	19	$(1.2)	$8.4	$(8.7)
Reclassification of actuarial losses (gains) to deficit		1.2	(8.4)	8.7
Loss on purchase of pension annuities	19	(17.0)	(63.3)	—
Reclassification of loss on purchase of pension annuities to deficit	19	17.0	63.3	—
Closing balance		—	—	—

Accumulated other comprehensive loss		$(6.7)	$(26.5)	$(23.6)

(i)	Net of income tax expense of $0.2 for 2019 (2018 — net of $1.0 income tax benefit; 2017 — net of $2.8 income tax expense).

(ii)
Net of release of income tax benefit of $0.5 associated with the reclassification of net hedge (gain) loss to operations for 2019 (2018 — net of release of $0.7 of income tax expense; 2017 — net of release of $0.3 of income tax expense).

(iii)	Net of income tax expense of $0.2 as of December 31, 2019 (December 31, 2018 — net of $0.5 of income tax benefit; December 31, 2017 — net of $1.2 of income tax expense).

(iv)	No income tax impact as of December 31, 2019 or December 31, 2018.